Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisor Managed Portfolios
Entity Central Index Key	0001970751
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Class A
Shareholder Report [Line Items]
Fund Name	Miller Income Fund
Class Name	Class A
Trading Symbol	LMCJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Miller Income Fund for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://millervaluefunds.com/miller-income-fund/. You can also request this information by contacting us at 1-888-593-5110.
Additional Information Phone Number	1-888-593-5110
Additional Information Website	https://millervaluefunds.com/miller-income-fund/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$144	1.23%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Miller Income Fund (“The Fund”) returned 34.51% over the twelve-month period ended September 30, 2024, outperforming the ICE BofA High Yield Master II Index’s return of 15.74%. The Fund slightly trailed the S&P 500’s return of 36.35% over the trailing twelve-month period.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund benefitted from an overweight position in rate-sensitive sectors such as Financials and Real Estate relative to both indices’ allocations, as the Federal Reserve made further progress towards its 2% inflation target leading to ongoing central bank easing at the end of the twelve-month period. Indirect exposure to Bitcoin via MicroStrategy’s common stock and convertible bonds contributed positively toward performance, as the price of Bitcoin more than doubled over the twelve-month period ended 9/30/24. The Fund’s concentrated positioning in small-cap and mid-cap stocks detracted from performance in the period, as large-cap stocks continued their recent outperformance of both small and mid-cap stocks despite generally richer valuation premiums. Exposure to high-yield fixed-income securities contributed positively to performance as yields fell and spreads narrowed over the twelve-month period.

Top Contributors
↑	MicroStrategy, Inc. (MSTR), Western Alliance Bancorp (WAL), Jackson Financial, Inc. (JXN)

Top Detractors
↓	Stellantis NV (STLA), Chord Energy Corp (CHRD), Cannabist Co. Holdings, Inc. 9.50%, 02/03/2026

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	34.09	7.58	5.26
Class A (with sales charge)	26.56	6.32	4.64
S&P 500 TR	36.35	15.98	13.38
ICE BofA High Yield Master II	15.74	4.58	4.97

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://millervaluefunds.com/miller-income-fund/ for more recent performance information. Visit https://millervaluefunds.com/miller-income-fund/ for more recent performance information.
Net Assets	$ 161,584,971
Holdings Count | $ / shares	30
Advisory Fees Paid, Amount	$ 1,044,675
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$161,584,971
Number of Holdings	30
Net Advisory Fee	$1,044,675
Portfolio Turnover	38%
30-Day SEC Yield	5.79%
30-Day SEC Yield Unsubsidized	5.67%

Holdings [Text Block]

Security Type	(%)
Common Stocks	89.3%
Corporate Bonds	10.2%
Cash & Other	0.5%

Top Sectors	(%)
Financials	28.1%
Industrials	13.6%
Consumer Discretionary	11.9%
Health Care	11.0%
Communication Services	8.5%
Energy	6.4%
Information Technology	5.2%
Real Estate	4.5%
Consumer Staples	3.8%
Cash & Other	7.0%

Updated Prospectus Web Address	https://millervaluefunds.com/miller-income-fund/
Class C
Shareholder Report [Line Items]
Fund Name	Miller Income Fund
Class Name	Class C
Trading Symbol	LCMNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Miller Income Fund for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://millervaluefunds.com/miller-income-fund/. You can also request this information by contacting us at 1-888-593-5110.
Additional Information Phone Number	1-888-593-5110
Additional Information Website	https://millervaluefunds.com/miller-income-fund/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$231	1.98%

Expenses Paid, Amount	$ 231
Expense Ratio, Percent	1.98%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Miller Income Fund (“The Fund”) returned 34.51% over the twelve-month period ended September 30, 2024, outperforming the ICE BofA High Yield Master II Index’s return of 15.74%. The Fund slightly trailed the S&P 500’s return of 36.35% over the trailing twelve-month period.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund benefitted from an overweight position in rate-sensitive sectors such as Financials and Real Estate relative to both indices’ allocations, as the Federal Reserve made further progress towards its 2% inflation target leading to ongoing central bank easing at the end of the twelve-month period. Indirect exposure to Bitcoin via MicroStrategy’s common stock and convertible bonds contributed positively toward performance, as the price of Bitcoin more than doubled over the twelve-month period ended 9/30/24. The Fund’s concentrated positioning in small-cap and mid-cap stocks detracted from performance in the period, as large-cap stocks continued their recent outperformance of both small and mid-cap stocks despite generally richer valuation premiums. Exposure to high-yield fixed-income securities contributed positively to performance as yields fell and spreads narrowed over the twelve-month period.

Top Contributors
↑	MicroStrategy, Inc. (MSTR), Western Alliance Bancorp (WAL), Jackson Financial, Inc. (JXN)

Top Detractors
↓	Stellantis NV (STLA), Chord Energy Corp (CHRD), Cannabist Co. Holdings, Inc. 9.50%, 02/03/2026

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	33.20	6.77	4.47
Class C (with sales charge)	32.20	6.77	4.47
S&P 500 TR	36.35	15.98	13.38
ICE BofA High Yield Master II	15.74	4.58	4.97

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://millervaluefunds.com/miller-income-fund/ for more recent performance information. Visit https://millervaluefunds.com/miller-income-fund/ for more recent performance information.
Net Assets	$ 161,584,971
Holdings Count | $ / shares	30
Advisory Fees Paid, Amount	$ 1,044,675
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$161,584,971
Number of Holdings	30
Net Advisory Fee	$1,044,675
Portfolio Turnover	38%
30-Day SEC Yield	5.40%
30-Day SEC Yield Unsubsidized	5.28%

Holdings [Text Block]

Security Type	(%)
Common Stocks	89.3%
Corporate Bonds	10.2%
Cash & Other	0.5%

Top Sectors	(%)
Financials	28.1%
Industrials	13.6%
Consumer Discretionary	11.9%
Health Care	11.0%
Communication Services	8.5%
Energy	6.4%
Information Technology	5.2%
Real Estate	4.5%
Consumer Staples	3.8%
Cash & Other	7.0%

Updated Prospectus Web Address	https://millervaluefunds.com/miller-income-fund/
Class FI
Shareholder Report [Line Items]
Fund Name	Miller Income Fund
Class Name	Class FI
Trading Symbol	LMCKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Miller Income Fund for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://millervaluefunds.com/miller-income-fund/. You can also request this information by contacting us at 1-888-593-5110.
Additional Information Phone Number	1-888-593-5110
Additional Information Website	https://millervaluefunds.com/miller-income-fund/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class FI	$154	1.32%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Miller Income Fund (“The Fund”) returned 34.51% over the twelve-month period ended September 30, 2024, outperforming the ICE BofA High Yield Master II Index’s return of 15.74%. The Fund slightly trailed the S&P 500’s return of 36.35% over the trailing twelve-month period.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund benefitted from an overweight position in rate-sensitive sectors such as Financials and Real Estate relative to both indices’ allocations, as the Federal Reserve made further progress towards its 2% inflation target leading to ongoing central bank easing at the end of the twelve-month period. Indirect exposure to Bitcoin via MicroStrategy’s common stock and convertible bonds contributed positively toward performance, as the price of Bitcoin more than doubled over the twelve-month period ended 9/30/24. The Fund’s concentrated positioning in small-cap and mid-cap stocks detracted from performance in the period, as large-cap stocks continued their recent outperformance of both small and mid-cap stocks despite generally richer valuation premiums. Exposure to high-yield fixed-income securities contributed positively to performance as yields fell and spreads narrowed over the twelve-month period.

Top Contributors
↑	MicroStrategy, Inc. (MSTR), Western Alliance Bancorp (WAL), Jackson Financial, Inc. (JXN)

Top Detractors
↓	Stellantis NV (STLA), Chord Energy Corp (CHRD), Cannabist Co. Holdings, Inc. 9.50%, 02/03/2026

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class FI (without sales charge)	33.97	7.59	5.24
S&P 500 TR	36.35	15.98	13.38
ICE BofA High Yield Master II	15.74	4.58	4.97

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://millervaluefunds.com/miller-income-fund/ for more recent performance information. Visit https://millervaluefunds.com/miller-income-fund/ for more recent performance information.
Net Assets	$ 161,584,971
Holdings Count | $ / shares	30
Advisory Fees Paid, Amount	$ 1,044,675
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$161,584,971
Number of Holdings	30
Net Advisory Fee	$1,044,675
Portfolio Turnover	38%
30-Day SEC Yield	6.03%
30-Day SEC Yield Unsubsidized	5.90%

Holdings [Text Block]

Security Type	(%)
Common Stocks	89.3%
Corporate Bonds	10.2%
Cash & Other	0.5%

Top Sectors	(%)
Financials	28.1%
Industrials	13.6%
Consumer Discretionary	11.9%
Health Care	11.0%
Communication Services	8.5%
Energy	6.4%
Information Technology	5.2%
Real Estate	4.5%
Consumer Staples	3.8%
Cash & Other	7.0%

Updated Prospectus Web Address	https://millervaluefunds.com/miller-income-fund/
Class I
Shareholder Report [Line Items]
Fund Name	Miller Income Fund
Class Name	Class I
Trading Symbol	LMCLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Miller Income Fund for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://millervaluefunds.com/miller-income-fund/. You can also request this information by contacting us at 1-888-593-5110.
Additional Information Phone Number	1-888-593-5110
Additional Information Website	https://millervaluefunds.com/miller-income-fund/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$114	0.97%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Miller Income Fund (“The Fund”) returned 34.51% over the twelve-month period ended September 30, 2024, outperforming the ICE BofA High Yield Master II Index’s return of 15.74%. The Fund slightly trailed the S&P 500’s return of 36.35% over the trailing twelve-month period.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund benefitted from an overweight position in rate-sensitive sectors such as Financials and Real Estate relative to both indices’ allocations, as the Federal Reserve made further progress towards its 2% inflation target leading to ongoing central bank easing at the end of the twelve-month period. Indirect exposure to Bitcoin via MicroStrategy’s common stock and convertible bonds contributed positively toward performance, as the price of Bitcoin more than doubled over the twelve-month period ended 9/30/24. The Fund’s concentrated positioning in small-cap and mid-cap stocks detracted from performance in the period, as large-cap stocks continued their recent outperformance of both small and mid-cap stocks despite generally richer valuation premiums. Exposure to high-yield fixed-income securities contributed positively to performance as yields fell and spreads narrowed over the twelve-month period.

Top Contributors
↑	MicroStrategy, Inc. (MSTR), Western Alliance Bancorp (WAL), Jackson Financial, Inc. (JXN)

Top Detractors
↓	Stellantis NV (STLA), Chord Energy Corp (CHRD), Cannabist Co. Holdings, Inc. 9.50%, 02/03/2026

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	34.45	7.86	5.55
S&P 500 TR	36.35	15.98	13.38
ICE BofA High Yield Master II	15.74	4.58	4.97

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://millervaluefunds.com/miller-income-fund/ for more recent performance information. Visit https://millervaluefunds.com/miller-income-fund/ for more recent performance information.
Net Assets	$ 161,584,971
Holdings Count | $ / shares	30
Advisory Fees Paid, Amount	$ 1,044,675
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$161,584,971
Number of Holdings	30
Net Advisory Fee	$1,044,675
Portfolio Turnover	38%
30-Day SEC Yield	6.42%
30-Day SEC Yield Unsubsidized	6.29%

Holdings [Text Block]

Security Type	(%)
Common Stocks	89.3%
Corporate Bonds	10.2%
Cash & Other	0.5%

Top Sectors	(%)
Financials	28.1%
Industrials	13.6%
Consumer Discretionary	11.9%
Health Care	11.0%
Communication Services	8.5%
Energy	6.4%
Information Technology	5.2%
Real Estate	4.5%
Consumer Staples	3.8%
Cash & Other	7.0%

Updated Prospectus Web Address	https://millervaluefunds.com/miller-income-fund/
Class IS
Shareholder Report [Line Items]
Fund Name	Miller Income Fund
Class Name	Class IS
Trading Symbol	LMCMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Miller Income Fund for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://millervaluefunds.com/miller-income-fund/. You can also request this information by contacting us at 1-888-593-5110.
Additional Information Phone Number	1-888-593-5110
Additional Information Website	https://millervaluefunds.com/miller-income-fund/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IS	$107	0.91%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Miller Income Fund (“The Fund”) returned 34.51% over the twelve-month period ended September 30, 2024, outperforming the ICE BofA High Yield Master II Index’s return of 15.74%. The Fund slightly trailed the S&P 500’s return of 36.35% over the trailing twelve-month period.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund benefitted from an overweight position in rate-sensitive sectors such as Financials and Real Estate relative to both indices’ allocations, as the Federal Reserve made further progress towards its 2% inflation target leading to ongoing central bank easing at the end of the twelve-month period. Indirect exposure to Bitcoin via MicroStrategy’s common stock and convertible bonds contributed positively toward performance, as the price of Bitcoin more than doubled over the twelve-month period ended 9/30/24. The Fund’s concentrated positioning in small-cap and mid-cap stocks detracted from performance in the period, as large-cap stocks continued their recent outperformance of both small and mid-cap stocks despite generally richer valuation premiums. Exposure to high-yield fixed-income securities contributed positively to performance as yields fell and spreads narrowed over the twelve-month period.

Top Contributors
↑	MicroStrategy, Inc. (MSTR), Western Alliance Bancorp (WAL), Jackson Financial, Inc. (JXN)

Top Detractors
↓	Stellantis NV (STLA), Chord Energy Corp (CHRD), Cannabist Co. Holdings, Inc. 9.50%, 02/03/2026

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class IS (without sales charge)	34.60	7.91	5.62
S&P 500 TR	36.35	15.98	13.38
ICE BofA High Yield Master II	15.74	4.58	4.97

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://millervaluefunds.com/miller-income-fund/ for more recent performance information. Visit https://millervaluefunds.com/miller-income-fund/ for more recent performance information.
Net Assets	$ 161,584,971
Holdings Count | $ / shares	30
Advisory Fees Paid, Amount	$ 1,044,675
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$161,584,971
Number of Holdings	30
Net Advisory Fee	$1,044,675
Portfolio Turnover	38%
30-Day SEC Yield	6.49%
30-Day SEC Yield Unsubsidized	6.36%

Holdings [Text Block]

Security Type	(%)
Common Stocks	89.3%
Corporate Bonds	10.2%
Cash & Other	0.5%

Top Sectors	(%)
Financials	28.1%
Industrials	13.6%
Consumer Discretionary	11.9%
Health Care	11.0%
Communication Services	8.5%
Energy	6.4%
Information Technology	5.2%
Real Estate	4.5%
Consumer Staples	3.8%
Cash & Other	7.0%

Updated Prospectus Web Address	https://millervaluefunds.com/miller-income-fund/
Miller Value Partners Appreciation ETF
Shareholder Report [Line Items]
Fund Name	Miller Value Partners Appreciation ETF
Class Name	Miller Value Partners Appreciation ETF
Trading Symbol	MVPA
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Miller Value Partners Appreciation ETF for the period of January 30, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://etf.millervaluefunds.com/mvpa. You can also request this information by contacting us at 1-888-593-5110.
Additional Information Phone Number	1-888-593-5110
Additional Information Website	https://etf.millervaluefunds.com/mvpa
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Miller Value Partners Appreciation ETF	$69*	0.60%**
[1],[2]
Expenses Paid, Amount	$ 69	[2]
Expense Ratio, Percent	0.60%	[1]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
From Miller Value Partner Appreciation Fund’s (“The Fund”) inception on January 30th, 2024, through September 30th, 2024, the fund returned 30.27%, outperforming the S&P 500’s return of 18.13% over the same period.
WHAT FACTORS INFLUENCED PERFORMANCE
Indirect exposure to Bitcoin via the common stock of MicroStrategy (Ticker: MSTR) was a significant positive contributor to performance during the period of 1/30/24 – 9/30/24, as the price of Bitcoin gained ~46.5% over this period. The fund benefitted from a concentrated position in rate-sensitive sectors such as Financials and Real Estate, along with stocks of companies engaged in the housing industry, which responded positively to the Federal Reserve making further progress towards its 2% inflation target which led to ongoing central bank easing at the end of the period. Significant exposure to energy stocks was a detractor from performance during this period.

Top Contributors
↑	MicroStrategy, Inc. (MSTR), Maplebear, Inc. (CART), Centene Corp. (CNC)

Top Detractors
↓	PubMatic, Inc. (PUBM), Stellantis NV (STLA), Atkore, Inc. (ATKR)

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (01/30/2024)
Miller Value Partners Appreciation ETF NAV	29.49
S&P 500 TR	18.13

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://etf.millervaluefunds.com/mvpa for more recent performance information. Visit https://etf.millervaluefunds.com/mvpa for more recent performance information.
Net Assets	$ 57,160,742
Holdings Count | $ / shares	32
Advisory Fees Paid, Amount	$ 201,596
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$57,160,742
Number of Holdings	32
Net Advisory Fee	$201,596
Portfolio Turnover	69%
30-Day SEC Yield	1.46%
30-Day SEC Yield Unsubsidized	1.46%

Holdings [Text Block]

Security Type	(%)
Common Stocks	99.7%
Cash & Other	0.3%

Top Sectors	(%)
Financials	25.5%
Consumer Discretionary	22.4%
Energy	12.2%
Industrials	8.3%
Health Care	8.2%
Communication Services	6.6%
Information Technology	6.1%
Real Estate	5.8%
Consumer Staples	4.6%
Cash & Other	0.3%

Updated Prospectus Web Address	https://etf.millervaluefunds.com/mvpa
Miller Value Partners Leverage ETF
Shareholder Report [Line Items]
Fund Name	Miller Value Partners Leverage ETF
Class Name	Miller Value Partners Leverage ETF
Trading Symbol	MVPL
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Miller Value Partners Leverage ETF for the period of February 27, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://etf.millervaluefunds.com/mvpl. You can also request this information by contacting us at 1-888-593-5110.
Additional Information Phone Number	1-888-593-5110
Additional Information Website	https://etf.millervaluefunds.com/mvpl
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Miller Value Partners Leverage ETF	$98*	0.88%**
[3],[4]
Expenses Paid, Amount	$ 98	[4]
Expense Ratio, Percent	0.88%	[3]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
From Miller Value Partners Leverage Fund’s (“The Fund”) inception on February 27th, 2024, through September 30th, 2024, the fund returned 23.99% on a market share price basis, outperforming the S&P 500’s gain of 14.42% over the same time period. The fund invests nearly all of its assets in either a “Leverage-On” position, utilizing other ETF’s such as Direxion Daily S&P 500 Bull 2x ETF (Ticker: SPUU) or ProShares Ultra S&P 500 ETF (Ticker: SSO) to obtain 2x exposure to the S&P 500’s daily return, or a “Leverage-Off” position, using SPDR S&P 500 ETF Trust (Ticker: SPY) to obtain the typical 1x S&P 500 daily return.
WHAT FACTORS INFLUENCED PERFORMANCE
The fund remained in a “Leverage-On” position for the majority of time between February 27th, 2024 and September 30th, 2024, which contributed positively to performance as US equity markets rose during this period. The fund was only in a “Leverage-Off” position for 5 total trading days during the period, which also contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (02/27/2024)
Miller Value Partners Leverage ETF NAV	23.74
S&P 500 TR	14.42

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://etf.millervaluefunds.com/mvpl for more recent performance information. Visit https://etf.millervaluefunds.com/mvpl for more recent performance information.
Net Assets	$ 7,143,693
Holdings Count | $ / shares	1
Advisory Fees Paid, Amount	$ 30,647
Investment Company Portfolio Turnover	319.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$7,143,693
Number of Holdings	1
Net Advisory Fee	$30,647
Portfolio Turnover	319%
30-Day SEC Yield	-0.16%
30-Day SEC Yield Unsubsidized	-0.16%

Holdings [Text Block]

Security Type	(%)
Exchange Traded Funds	99.8%
Cash & Other	0.2%

Top Sectors	(%)
Cash & Other	100.0%

Updated Prospectus Web Address	https://etf.millervaluefunds.com/mvpl

[1]
**	Expenses ratio is annualized.

[2]
*	Amount shown reflects the expenses of the Fund from inception date through September 30, 2024. Expenses may have been higher if the Fund had been in operation for the full year.

[3]
**	Expenses ratio is annualized.

[4]
*	Amount shown reflects the expenses of the Fund from inception date through September 30, 2024. Expenses may have been higher if the Fund had been in operation for the full year.